UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8709

Western Asset High Income Fund II Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY			10004
(Address of principal executive offices)			(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place, 4th Floor Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 451-2010

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2007

ITEM 1.          REPORT TO STOCKHOLDERS.

                The Semi-Annual Report to Stockholders is filed herewith.

Western Asset High Income Fund II Inc. (HIX)

SEMI-ANNUAL
REPORT

OCTOBER 31, 2007

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Western Asset High Income Fund II Inc.

Semi-Annual Report • October 31, 2007

What’s
 Inside

Fund Objective

The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

Letter from the Chairman	I

Fund at a Glance	1

Schedule of Investments	2

Statement of Assets and Liabilities	21

Statement of Operations	22

Statements of Changes in Net Assets	23

Statement of Cash Flows	24

Financial Highlights	25

Notes to Financial Statements	26

Additional Shareholder Information	36

Dividend Reinvestment Plan	37

Letter from the Chairman

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer	Dear Shareholder,

Despite continued weakness in the housing market and a credit crunch that began in the summer of 2007, the U.S. economy proved to be resilient during the six-month reporting period ended October 31, 2007. In the first quarter of 2007, U.S. gross domestic product (“GDP”)[i] growth was a tepid 0.6%, according to the U.S. Commerce Department. This was the lowest growth rate since the fourth quarter of 2002. The economy then rebounded, as second quarter 2007 GDP growth was a solid 3.8%. Given the modest increase earlier in the year, this higher growth rate was not unexpected. The preliminary estimate for third quarter GDP growth was 4.9%. A surge in inventory-building and robust exports supported the economy during the third calendar quarter.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take several actions during the reporting period. The Fed initially responded by lowering the discount rate — the rate the Fed uses for loans it makes directly to banks — from 6.25% to 5.75% in mid-August 2007. Then, at its meeting on September 18, the Fed reduced the federal funds rateiii from 5.25% to 4.75% and the discount rate to 5.25%. This marked the first reduction in the federal funds rate since June 2003. The Fed again lowered rates at the end of October, as it cut both the discount rate and federal funds rate another 0.25% to 5.00% and 4.50%, respectively. In its statement accompanying the October meeting, the Fed stated: “Economic growth was solid in the third quarter, and strains in financial markets have eased somewhat on balance. However, the pace of economic expansion will likely slow in the near term, partly reflecting the intensification of the housing correction.” The Fed went on to say: “The

Western Asset High Income Fund II Inc.	I

Committee judges that, after this action, the upside risks to inflation roughly balance the downside risks to growth.”

During the six-month reporting period, both short- and long-term Treasury yields experienced periods of significant volatility. After falling during the first three months of 2007, yields then moved steadily higher during much of the second quarter. This was due, in part, to inflationary fears, a solid job market and expectations that the Fed would not be cutting short-term rates in the foreseeable future. During the remainder of the reporting period, the U.S. fixed-income markets were extremely volatile, which negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered a significant “flight to quality,” causing Treasury yields to move sharply lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Overall, during the six months ended October 31, 2007, two-year Treasury yields fell from 4.60% to 3.94%. Over the same period, 10-year Treasury yields moved from 4.63% to 4.48%. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Indexiv, returned 2.68%.

Due in large part to a dramatic flight to quality earlier in the reporting period, the high-yield bond market largely treaded water over the six months ended October 31, 2007. During that time, the Citigroup High Yield Market Index[v] returned -0.06%. High-yield bond prices weakened significantly in June and July. While they subsequently posted positive results in August, September and October, it was not enough to overcome their earlier negative returns.

Despite a dramatic flight to quality and weakness earlier in the reporting period, emerging markets debt generated positive results, as the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)vi returned 2.64% during the reporting period. Overall solid demand, an expanding global

II	Western Asset High Income Fund II Inc.

economy, strong domestic spending and the Fed’s rate cuts supported the emerging market debt asset class.

Performance Review

For the six months ended October 31, 2007, Western Asset High Income Fund II Inc. returned -1.34% based on its net asset value (“NAV”)vii and -6.61% based on its New York Stock Exchange (“NYSE”) market price per share. In comparison, the Fund’s new unmanaged benchmarks, the Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Indexviii and the EMBI Global, returned -0.07% and 2.64%, respectively, over the same period. The Fund’s former unmanaged benchmark, the Citigroup High Yield Market Index, returned -0.06% for the same time frame. The Lipper High Current Yield (Leveraged) Closed-End Funds Category Averageix returned -5.75% over the same period. Please note that Lipper performance returns are based on each fund’s NAV per share.

During this six-month period, the Fund made distributions to shareholders totaling $0.47 per share (which may have included a return of capital). The performance table shows the Fund’s six-month total return based on its NAV and market price as of October 31, 2007. Past performance is no guarantee of future results.

Performance Snapshot as of October 31, 2007 (unaudited)

Price Per Share	6-Month Total Return

$11.74 (NAV)	-1.34%
$10.38 (Market Price)	-6.61%

All figures represent past performance and are not a guarantee of future results.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all distributions including returns of capital, if any, in additional shares.

Western Asset High Income Fund II Inc.	III

Special Shareholder Notices

On August 15, 2007, the Board of Directors of Western Asset High Income Fund II Inc. approved, to be effective September 17, 2007, amending the Fund’s non-fundamental investment policies relating to the types of securities in which the Fund may invest. As a result of the amendment to the Fund’s non-fundamental investment policies, the Fund will be able to invest in, among other things, dollar rolls, mortgage-backed securities and asset-backed securities as part of its investment strategies. Investments in these types of securities, and other types of securities that will be permissible under the amended non-fundamental investment policies, may involve additional risk.

Under a dollar roll transaction, the Fund sells securities for delivery in the current month, or sells securities it has purchased on a “to-be-announced” basis, and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the purchased securities. Dollar rolls are speculative techniques involving leverage, and are considered borrowings by the Fund if the Fund does not establish and maintain a segregated account. In addition, dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price. In the event the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Successful use of dollar rolls may depend upon the ability of the Fund’s investment manager to correctly predict interest rates and prepayments. There is no assurance that dollar rolls can be successfully employed.

Mortgage-backed securities may be issued by private companies or by agencies of the U.S. Government and represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales

IV	Western Asset High Income Fund II Inc.

or loan contracts, leases, credit card receivables and other categories of receivables. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgages, assets or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest during periods of changing interest rates. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Principal only and interest only instruments are subject to extension risk. For mortgage derivatives and structured securities that have imbedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives may be illiquid and hard to value in declining markets.

These changes are intended to provide the portfolio managers with additional flexibility to meet the Fund’s investment objectives and address developments in the market, but the Fund’s portfolio managers do not currently anticipate that any dramatic changes in the Fund’s portfolio composition or investment approach will result.

Information About Your Fund

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

Looking for Additional Information?

The Fund is traded under the symbol “HIX” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XHGIX” on most financial websites. Barron’s and The Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites, as well as www.leggmason.com/individualinvestors.

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free),

Western Asset High Income Fund II Inc.	V

Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

November 30, 2007

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: As interest rates rise, bond prices fall generally, reducing the value of the Fund. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. High-yield bonds involve greater credit and liquidity risks than investment grade bonds. Foreign securities are subject to certain risks not associated with domestic investing, such as currency fluctuations and changes in political and economic conditions which could result in significant fluctuations. The risks are magnified in emerging markets.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[v]	The Citigroup High Yield Market Index is a broad-based unmanaged index of high-yield securities.

vi

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds, and local market instruments. Countries covered are Algeria, Argentina, Brazil, Bulgaria, Chile, China, Colombia, Cote d’Ivoire, Croatia, Ecuador, Greece, Hungary, Lebanon, Malaysia, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Venezuela.

vii

NAV is calculated by subtracting total liabilities and outstanding preferred stock (if any) from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is at the Fund’s market price as determined by supply of and demand for the Fund’s shares.

viii

The Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade fixed-rate, taxable corporate bond market.

ix

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended October 31, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 31 funds in the Fund’s Lipper category.

VI	Western Asset High Income Fund II Inc.

Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments

Western Asset High Income Fund II Inc. 2007 Semi-Annual Report	1

Schedule of Investments (October 31, 2007) (unaudited)

WESTERN ASSET HIGH INCOME FUND II INC.

Face Amount†	Security	Value
CORPORATE BONDS & NOTES — 90.4%
Aerospace & Defense — 1.8%
1,585,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$1,585,000
	DRS Technologies Inc., Senior Subordinated Notes:
1,535,000	6.625% due 2/1/16	1,527,326
3,320,000	7.625% due 2/1/18	3,411,300
	Hawker Beechcraft Acquisition Co.:
3,710,000	Senior Notes, 8.875% due 4/1/15 (a)(b)	3,747,100
4,350,000	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	4,437,000
106,119	Kac Acquisition Co., Subordinated Notes, 0.000% due 4/26/26 (c)(d)(e)	0
	L-3 Communications Corp., Senior Subordinated Notes:
4,935,000	7.625% due 6/15/12	5,101,556
2,600,000	6.125% due 1/15/14	2,587,000
	Total Aerospace & Defense	22,396,282
Airlines — 2.0%
	Continental Airlines Inc.:
965,000	Notes, 8.750% due 12/1/11	955,350
	Pass-Through Certificates:
172,837	6.541% due 9/15/08	171,541
1,195,107	8.312% due 10/2/12	1,190,356
1,765,000	7.339% due 4/19/14	1,671,014
7,680,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	8,102,400
	Delta Air Lines Inc.:
1,675,000	8.954% due 8/10/14 (a)	1,675,000
	Pass-Through Certificates:
1,781,295	6.619% due 3/18/11	1,792,428
6,135,000	7.111% due 9/18/11	6,265,369
2,135,000	7.711% due 9/18/11	2,106,978
	Total Airlines	23,930,436
Auto Components — 2.0%
	Allison Transmission Inc.:
2,120,000	11.000% due 11/1/15 (a)	2,170,350
4,190,000	11.250% due 11/1/15 (a)(b)	4,153,337
5,000,000	Allison Transmission, Term Loan B, 8.540% due 8/7/14	4,885,415
3,335,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	2,726,363
11,250,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10 (f)	10,518,750
	Total Auto Components	24,454,215
Automobiles — 1.8%
	Ford Motor Co.:
	Debentures:
1,880,000	8.875% due 1/15/22	1,630,900
3,425,000	8.900% due 1/15/32	3,039,687
2,385,000	Notes, 7.450% due 7/16/31	1,896,075

See Notes to Financial Statements.

2	Western Asset High Income Fund II Inc. 2007 Semi-Annual Report

Schedule of Investments (October 31, 2007) (unaudited) (continued)

Face Amount†	Security	Value
Automobiles — 1.8% (continued)
	General Motors Corp.:
5,320,000	Notes, 7.200% due 1/15/11	$5,107,200
	Senior Debentures:
2,375,000	8.250% due 7/15/23	2,155,313
8,265,000	8.375% due 7/15/33	7,562,474
	Total Automobiles	21,391,649
Building Products — 1.7%
	Ainsworth Lumber Co., Ltd., Senior Notes:
1,200,000	7.250% due 10/1/12	831,000
1,180,000	6.750% due 3/15/14	764,050
	Associated Materials Inc.:
9,725,000	Senior Discount Notes, step bond to yield 14.468% due 3/1/14	6,515,750
2,585,000	Senior Subordinated Notes, 9.750% due 4/15/12	2,649,625
2,302,000	GTL Trade Finance Inc., 7.250% due 10/20/17 (a)	2,335,425
1,750,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	1,557,500
9,655,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.559% due 3/1/14	6,372,300
	Total Building Products	21,025,650
Capital Markets — 0.2%
3,000,000	E*TRADE Financial Corp., Senior Notes, 7.375% due 9/15/13	2,820,000
Chemicals — 1.8%
	Georgia Gulf Corp.:
3,110,000	10.750% due 10/15/16	2,480,225
3,630,000	Senior Notes, 9.500% due 10/15/14	3,158,100
2,390,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	2,581,200
	Lyondell Chemical Co.:
2,191,000	6.875% due 6/15/17	2,421,055
	Senior Notes:
1,400,000	8.000% due 9/15/14	1,557,500
1,155,000	8.250% due 9/15/16	1,325,362
100,000	Senior Secured Notes, 10.500% due 6/1/13	108,250
3,075,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	3,313,312
4,475,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	3,915,625
1,015,000	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	976,938
	Total Chemicals	21,837,567
Commercial Banks — 2.2%
5,260,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	5,430,950
8,750,000	First Data Corp., 7.960% due 10/15/14 (g)	8,450,129
4,490,000	HSBK Europe BV, 7.250% due 5/3/17 (a)	4,217,457
	ICICI Bank Ltd., Subordinated Bonds:
1,170,000	6.375% due 4/30/22 (g)	1,103,390
1,174,000	6.375% due 4/30/22 (a)(g)	1,088,918

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2007 Semi-Annual Report	3

Schedule of Investments (October 31, 2007) (unaudited) (continued)

Face Amount†	Security	Value
Commercial Banks — 2.2% (continued)
	Russian Agricultural Bank:
1,055,000	Loan Participation Notes, 6.299% due 5/15/17 (a)	$1,002,144
1,654,000	Notes, 7.175% due 5/16/13 (a)	1,710,071
	TuranAlem Finance BV, Bonds:
2,785,000	8.250% due 1/22/37 (a)	2,569,162
1,059,000	8.250% due 1/22/37 (a)	961,042
	Total Commercial Banks	26,533,263
Commercial Services & Supplies — 2.6%
5,985,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	5,745,600
	Allied Waste North America Inc., Senior Notes:
5,690,000	7.375% due 4/15/14	5,775,350
1,050,000	7.250% due 3/15/15	1,063,125
675,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	648,000
7,693,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	8,173,813
	Interface Inc.:
2,875,000	Senior Notes, 10.375% due 2/1/10	3,061,875
1,500,000	Senior Subordinated Notes, 9.500% due 2/1/14	1,590,000
4,065,000	Rental Services Corp., 9.500% due 12/1/14	3,927,806
2,380,000	US Investigations Services Inc., 11.750% due 5/1/16 (a)	2,237,200
	Total Commercial Services & Supplies	32,222,769
Communications Equipment — 0.4%
6,100,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	5,124,000
Construction & Engineering — 0.1%
1,240,000	Odebrecht Finance Ltd., 7.500% due 10/18/17 (a)	1,243,100
Consumer Finance — 3.2%
4,080,000	AmeriCredit Corp., Senior Notes, 8.500% due 7/1/15 (a)	3,672,000
	Ford Motor Credit Co.:
	Notes:
3,075,000	7.875% due 6/15/10	2,966,108
3,320,000	7.000% due 10/1/13	2,983,581
	Senior Notes:
4,248,000	10.944% due 6/15/11 (g)	4,250,400
1,950,000	9.875% due 8/10/11	1,948,551
1,210,000	7.993% due 1/13/12 (g)	1,121,172
2,490,000	8.000% due 12/15/16	2,308,830
	General Motors Acceptance Corp.:
14,270,000	Bonds, 8.000% due 11/1/31 (f)	13,223,424
6,890,000	Notes, 6.875% due 8/28/12	6,217,433
	Total Consumer Finance	38,691,499

See Notes to Financial Statements.

4	Western Asset High Income Fund II Inc. 2007 Semi-Annual Report

Schedule of Investments (October 31, 2007) (unaudited) (continued)

Face Amount†	Security	Value
Containers & Packaging — 1.3%
2,000,000	Berry Plastics Holding Corp., 8.875% due 9/15/14	$2,060,000
2,175,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	2,164,125
4,725,000	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	4,984,875
2,349,000	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.750% due 11/15/12	2,451,769
1,490,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	1,542,150
1,975,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (e)	24,687
195,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17	194,756
2,355,000	Smurfit-Stone Container Enterprises Inc., Senior Notes, 8.375% due 7/1/12	2,366,775
	Total Containers & Packaging	15,789,137
Diversified Consumer Services — 0.8%
6,870,000	Education Management LLC/Education Management Finance Corp., Senior Notes, 8.750% due 6/1/14	7,127,625
	Service Corp. International:
650,000	Debentures, 7.875% due 2/1/13	679,285
	Senior Notes:
1,200,000	7.625% due 10/1/18	1,236,000
1,010,000	7.500% due 4/1/27	949,400
	Total Diversified Consumer Services	9,992,310
Diversified Financial Services — 2.4%
4,060,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	3,654,000
2,110,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	2,036,150
135,000	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (a)	139,862
4,400,000	Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC, 10.058% due 11/15/14 (g)	4,576,000
3,930,000	Leucadia National Corp., Senior Notes, 8.125% due 9/15/15	3,984,037
2,990,000	Residential Capital Corp., Notes, 7.375% due 6/30/10 (g)	2,206,336
	Residential Capital LLC:
230,000	9.044% due 4/17/09 (a)(g)	142,888
3,945,000	Senior Notes, 7.000% due 2/22/11 (g)	2,881,795
700,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	693,000
1,360,000	TNK-BP Finance SA, 7.500% due 7/18/16 (a)	1,329,400
670,000	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	703,500
490,000	Vangent Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (a)	455,700
3,150,000	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.022% due 10/1/15	2,472,750
3,775,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	3,699,500
	Total Diversified Financial Services	28,974,918

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2007 Semi-Annual Report	5

Schedule of Investments (October 31, 2007) (unaudited) (continued)

Face Amount†	Security	Value
Diversified Telecommunication Services — 6.0%
	Axtel SAB de CV:
370,000	7.625% due 2/1/17 (a)	$374,625
4,740,000	Senior Notes, 7.625% due 2/1/17 (a)	4,799,250
1,005,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	987,413
1,260,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	1,102,500
	Citizens Communications Co.:
315,000	7.050% due 10/1/46	259,875
4,220,000	Senior Notes, 7.875% due 1/15/27	4,167,250
2,171,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500% due 5/1/15	2,366,390
	Intelsat Bermuda Ltd.:
4,315,000	9.250% due 6/15/16	4,498,388
6,530,000	Senior Notes, 11.250% due 6/15/16	7,052,400
1,355,000	Intelsat Corp., Senior Notes, 9.000% due 8/15/14	1,388,875
150,000	L-3 Communications Corp., Senior Subordinated Notes, 6.375% due 10/15/15	150,750
	Level 3 Financing Inc.:
4,915,000	9.250% due 11/1/14	4,656,962
3,000,000	9.150% due 2/15/15 (g)	2,722,500
4,525,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	4,807,812
	Qwest Communications International Inc., Senior Notes:
1,250,000	9.058% due 2/15/09 (g)	1,262,500
2,100,000	7.500% due 2/15/14	2,136,750
	Qwest Corp.:
3,878,000	Debentures, 6.875% due 9/15/33	3,674,405
5,995,000	Notes, 8.875% due 3/15/12	6,594,500
4,770,000	Telcordia Technologies Inc., Senior Subordinated Notes, 10.000% due 3/15/13 (a)	3,982,950
9,400,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16 (f)	9,964,000
610,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	681,675
5,680,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	6,106,000
	Total Diversified Telecommunication Services	73,737,770
Electric Utilities — 1.1%
2,880,000	EEB International Ltd., 8.750% due 10/31/14 (a)	2,980,800
202,000	Enersis SA, Notes, 7.375% due 1/15/14	214,839
1,665,000	IPALCO Enterprises Inc., Secured Notes, 8.625% due 11/14/11	1,760,738
1,106,110	Midwest Generation LLC, Pass-Through Certificates, 8.560% due 1/2/16	1,189,069
3,999,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	4,438,890
4,055,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)	3,355,512
	Total Electric Utilities	13,939,848
Electronic Equipment & Instruments — 0.4%
	NXP BV/NXP Funding LLC:
2,795,000	Senior Notes, 9.500% due 10/15/15	2,648,262
2,495,000	Senior Secured Notes, 7.875% due 10/15/14	2,448,219
	Total Electronic Equipment & Instruments	5,096,481

See Notes to Financial Statements.

6	Western Asset High Income Fund II Inc. 2007 Semi-Annual Report

Schedule of Investments (October 31, 2007) (unaudited) (continued)

Face Amount†	Security	Value
Energy Equipment & Services — 0.5%
3,270,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	$3,188,250
1,275,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	1,287,750
1,210,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	1,246,300
400,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	458,229
	Total Energy Equipment & Services	6,180,529
Food & Staples Retailing — 0.3%
2,591,000	Delhaize America Inc., Debentures, 9.000% due 4/15/31	3,149,091
Food Products — 0.4%
	Dole Food Co. Inc.:
1,600,000	Debentures, 8.750% due 7/15/13	1,576,000
	Senior Notes:
2,065,000	7.250% due 6/15/10	1,972,075
1,050,000	8.875% due 3/15/11	1,038,188
	Total Food Products	4,586,263
Gas Utilities — 0.6%
7,425,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	7,276,500
Health Care Equipment & Supplies — 0.1%
1,960,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	1,857,100
Health Care Providers & Services — 5.0%
4,890,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15 (a)	4,975,575
	DaVita Inc.:
240,000	Senior Notes, 6.625% due 3/15/13	240,000
4,885,000	Senior Subordinated Notes, 7.250% due 3/15/15	4,964,381
	HCA Inc.:
950,000	Debentures, 7.500% due 11/15/95	739,445
1,500,000	Notes, 6.375% due 1/15/15	1,288,125
6,115,000	Senior Notes, 6.500% due 2/15/16	5,251,256
	Senior Secured Notes:
3,580,000	9.250% due 11/15/16 (a)	3,776,900
9,560,000	9.625% due 11/15/16 (a)(b)	10,133,600
4,800,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	4,872,000
	Tenet Healthcare Corp., Senior Notes:
3,555,000	6.375% due 12/1/11	3,128,400
1,500,000	6.500% due 6/1/12	1,278,750
6,000,000	7.375% due 2/1/13	5,130,000
4,375,000	9.875% due 7/1/14	4,003,125
1,470,000	6.875% due 11/15/31	1,087,800
	Universal Hospital Services Inc., Secured Notes:
4,505,000	8.500% due 6/1/15 (a)(b)	4,606,363
910,000	8.759% due 6/1/15 (a)(g)	916,825
5,850,000	US Oncology Holdings Inc., Senior Notes, 10.759% due 3/15/12 (a)(b)	5,177,250
	Total Health Care Providers & Services	61,569,795

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2007 Semi-Annual Report	7

Schedule of Investments (October 31, 2007) (unaudited) (continued)

Face Amount†	Security	Value
Hotels, Restaurants & Leisure — 5.2%
	Boyd Gaming Corp., Senior Subordinated Notes:
600,000	7.750% due 12/15/12	$621,000
1,000,000	6.750% due 4/15/14	986,250
4,560,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14	2,975,400
4,500,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.875% due 9/15/08	4,573,125
2,725,000	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	2,616,000
500,000	Choctaw Resort Development Enterprise, Senior Notes, 7.250% due 11/15/19 (a)	490,000
4,515,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	4,661,737
1,740,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	1,687,800
2,360,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	2,383,600
975,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.250% due 6/15/15 (a)	916,500
4,150,000	Herbst Gaming Inc., Senior Subordinated Notes, 7.000% due 11/15/14	3,382,250
2,620,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (a)	2,646,200
4,070,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	4,314,200
3,850,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	3,758,563
	MGM MIRAGE Inc.:
955,000	Notes, 6.750% due 9/1/12	945,450
	Senior Notes:
355,000	8.500% due 9/15/10	373,194
450,000	5.875% due 2/27/14	419,625
620,000	7.500% due 6/1/16	619,225
4,470,000	7.625% due 1/15/17	4,492,350
455,000	Senior Subordinated Notes, 8.375% due 2/1/11	477,750
380,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	373,350
1,805,000	Outback Steakhouse Inc., Senior Notes, 10.000% due 6/15/15 (a)	1,561,325
4,700,000	Pinnacle Entertainment Inc., Senior Subordinated Notes, 8.250% due 3/15/12	4,864,500
3,930,000	Pokagon Gaming Authority, Senior Notes, 10.375% due 6/15/14 (a)	4,362,300
2,255,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	2,049,231
	Snoqualmie Entertainment Authority, Senior Secured Notes:
885,000	9.063% due 2/1/14 (a)(g)	857,344
840,000	9.125% due 2/1/15 (a)	829,500
	Station Casinos Inc.:
	Senior Notes:
40,000	6.000% due 4/1/12	37,300
4,150,000	7.750% due 8/15/16	4,082,562
	Senior Subordinated Notes:
80,000	6.875% due 3/1/16	66,600
1,635,000	6.625% due 3/15/18	1,303,913
	Total Hotels, Restaurants & Leisure	63,728,144
Household Durables — 1.4%
310,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	305,350
4,000,000	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (c)(d)(e)	0
3,355,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	3,204,025

See Notes to Financial Statements.

8	Western Asset High Income Fund II Inc. 2007 Semi-Annual Report

Schedule of Investments (October 31, 2007) (unaudited) (continued)

Face Amount†	Security	Value
Household Durables — 1.4% (continued)
2,605,000	K Hovnanian Enterprises Inc., Senior Notes, 7.500% due 5/15/16	$2,070,975
3,010,000	KB Home, 7.750% due 2/1/10	2,919,700
3,230,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	3,326,900
5,765,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.952% due 9/1/12	5,159,675
	Total Household Durables	16,986,625
Household Products — 0.3%
1,265,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	1,271,325
1,890,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	1,946,700
	Total Household Products	3,218,025
Independent Power Producers & Energy Traders — 7.5%
2,480,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	2,452,048
	AES Corp.:
6,635,000	8.000% due 10/15/17 (a)	6,726,231
	Senior Notes:
1,177,000	9.500% due 6/1/09	1,229,965
1,900,000	9.375% due 9/15/10	2,018,750
2,930,000	Senior Secured Notes, 9.000% due 5/15/15 (a)	3,135,100
	Dynegy Holdings Inc.:
3,605,000	Senior Debentures, 7.625% due 10/15/26	3,217,463
3,770,000	Senior Notes, 7.750% due 6/1/19 (a)	3,557,938
4,000,000	Dynegy Inc., 7.670% due 11/8/16	4,010,000
	Edison Mission Energy, Senior Notes:
445,000	7.500% due 6/15/13	453,344
2,600,000	7.750% due 6/15/16	2,684,500
2,500,000	7.200% due 5/15/19 (a)	2,456,250
2,670,000	7.625% due 5/15/27 (a)	2,556,525
	Energy Future Holdings:
5,160,000	10.875% due 11/1/17 (a)	5,243,850
28,770,000	11.250% due 11/1/17 (a)(b)	29,273,475
	Mirant Mid Atlantic LLC:
584,577	10.060% due 12/30/28	695,646
1,923,235	Pass-Through Certificates, 9.125% due 6/30/17	2,117,962
4,235,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	4,314,406
	NRG Energy Inc., Senior Notes:
890,000	7.250% due 2/1/14	892,225
11,570,000	7.375% due 2/1/16 (f)	11,570,000
1,800,000	7.375% due 1/15/17	1,795,500
890,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	658,269
	Total Independent Power Producers & Energy Traders	91,059,447
Industrial Conglomerates — 0.1%
680,000	Koppers Inc., Senior Notes, 9.875% due 10/15/13	722,500
2,750,000	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (c)(d)(e)	0
	Total Industrial Conglomerates	722,500

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2007 Semi-Annual Report	9

Schedule of Investments (October 31, 2007) (unaudited) (continued)

Face Amount†	Security	Value
IT Services — 1.5%
	Ceridian Corp.:
1,580,000	11.250% due 11/15/15 (a)	$1,568,150
2,380,000	12.250% due 11/15/15 (a)(b)	2,362,150
5,720,000	First Data Corp., 9.875% due 9/24/15 (a)	5,484,050
	SunGard Data Systems Inc.:
2,900,000	Senior Notes, 9.125% due 8/15/13	2,972,500
5,390,000	Senior Subordinated Notes, 10.250% due 8/15/15	5,646,025
	Total IT Services	18,032,875
Machinery — 0.1%
1,260,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	1,250,550
Media — 7.8%
	Affinion Group Inc.:
4,465,000	Senior Notes, 10.125% due 10/15/13	4,677,087
4,030,000	Senior Subordinated Notes, 11.500% due 10/15/15	4,221,425
	CCH I Holdings LLC/CCH I Holdings Capital Corp.:
2,265,000	Senior Accreting Notes, 12.125% due 1/15/15	2,004,525
8,010,000	Senior Notes, 11.750% due 5/15/14	7,028,775
8,676,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (f)	8,459,100
	CCH II LLC/CCH II Capital Corp., Senior Notes:
4,390,000	10.250% due 9/15/10	4,499,750
1,593,000	10.250% due 10/1/13	1,648,755
1,500,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	1,395,000
1,325,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	1,252,125
1,375,000	Chukchansi Economic Development Authority, Senior Notes, 8.000% due 11/15/13 (a)	1,392,188
3,270,000	CMP Susquehanna Corp., 9.875% due 5/15/14	3,020,663
	CSC Holdings Inc.:
4,210,000	Senior Debentures, 8.125% due 8/15/09	4,304,725
	Senior Notes:
280,000	8.125% due 7/15/09	286,300
3,400,000	7.625% due 4/1/11	3,408,500
813,000	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, 12.125% due 11/15/12	866,861
3,350,000	Dex Media Inc., Discount Notes, step bond to yield 8.367% due 11/15/13	3,190,875
2,344,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	2,511,010
	EchoStar DBS Corp., Senior Notes:
3,410,000	7.000% due 10/1/13	3,567,713
8,010,000	7.125% due 2/1/16	8,410,500
2,419,000	Globo Communicacoes e Participacoes SA, Bonds, 7.250% due 4/26/22 (a)	2,406,905
5,025,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	5,062,687
1,260,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	1,215,900

See Notes to Financial Statements.

10	Western Asset High Income Fund II Inc. 2007 Semi-Annual Report

Schedule of Investments (October 31, 2007) (unaudited) (continued)

Face Amount†	Security	Value
Media — 7.8% (continued)
	R.H. Donnelley Corp.:
3,200,000	Senior Discount Notes, 6.875% due 1/15/13	$3,024,000
5,200,000	Senior Notes, 8.875% due 1/15/16	5,226,000
2,345,000	Sun Media Corp., 7.625% due 2/15/13	2,321,550
	TL Acquisitions Inc.:
4,350,000	Senior Notes, 10.500% due 1/15/15 (a)	4,350,000
3,380,000	Senior Subordinated Notes, step bond to yield 13.358% due 7/15/15 (a)	2,771,600
	XM Satellite Radio Inc., Senior Notes:
2,065,000	9.856% due 5/1/13 (g)	2,065,000
790,000	9.750% due 5/1/14	801,850
	Total Media	95,391,369
Metals & Mining — 4.6%
17,960,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (f)	19,711,100
2,545,000	Metals USA Holdings Corp., Senior Notes, 11.231% due 7/1/12 (a)(b)	2,366,850
5,685,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	6,097,163
1,240,000	Noranda Aluminium Acquisition Corp., 9.360% due 5/15/15 (a)(b)	1,150,100
3,375,000	Noranda Aluminum Holding Corp., Senior Notes, 11.146% due 11/15/14 (a)(b)	3,189,375
3,750,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	3,618,750
6,235,000	Ryerson Inc., 12.000% due 11/1/15 (a)	6,437,637
1,720,000	Steel Dynamics Inc., 7.375% due 11/1/12 (a)	1,728,600
4,930,000	Tube City IMS Corp., 9.750% due 2/1/15	4,868,375
	Vale Overseas Ltd., Notes:
1,284,000	8.250% due 1/17/34	1,547,509
5,008,000	6.875% due 11/21/36	5,231,071
	Total Metals & Mining	55,946,530
Multiline Retail — 1.3%
	Dollar General Corp.:
2,165,000	Senior Notes, 10.625% due 7/15/15 (a)	2,089,225
5,365,000	Senior Subordinated Notes, 11.875% due 7/15/17 (a)(b)	4,761,437
	Neiman Marcus Group Inc.:
1,040,000	7.125% due 6/1/28	1,008,800
3,200,000	Senior Notes, 9.000% due 10/15/15 (b)	3,392,000
3,940,000	Senior Subordinated Notes, 10.375% due 10/15/15	4,304,450
	Total Multiline Retail	15,555,912
Oil, Gas & Consumable Fuels — 9.5%
5,145,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	5,273,625
	Chesapeake Energy Corp., Senior Notes:
4,430,000	6.625% due 1/15/16	4,363,550
2,755,000	6.500% due 8/15/17	2,672,350
1,005,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	1,030,125
2,598,625	Corral Finans AB, 10.243% due 4/15/10 (a)(b)	2,468,694
	El Paso Corp.:
	Medium-Term Notes:
5,025,000	7.800% due 8/1/31	5,044,874
7,525,000	7.750% due 1/15/32	7,579,308

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2007 Semi-Annual Report	11

Schedule of Investments (October 31, 2007) (unaudited) (continued)

Face Amount†		Security	Value
Oil, Gas & Consumable Fuels — 9.5% (continued)
5,200,000		Notes, 7.875% due 6/15/12	$5,434,796
3,000,000		Senior Subordinated Notes, 7.000% due 6/15/17	3,021,126
		Enterprise Products Operating LP:
4,740,000		7.034% due 1/15/68 (g)	4,364,109
2,250,000		Junior Subordinated Notes, 8.375% due 8/1/66 (g)	2,345,749
5,670,000		EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	5,627,475
		Gazprom:
		Bonds:
104,590,000	RUB	6.790% due 10/29/09	4,238,789
34,860,000	RUB	7.000% due 10/27/11	1,416,326
		Loan Participation Notes:
873,000		6.212% due 11/22/16 (a)	862,961
1,770,000		Senior Notes, 6.510% due 3/7/22 (a)	1,739,025
50,960,000	RUB	Gazprom OAO, 6.950% due 8/6/09	2,070,721
3,705,000		International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	3,612,375
1,720,000		LUKOIL International Finance BV, 6.356% due 6/7/17 (a)	1,666,336
		Mariner Energy Inc., Senior Notes:
1,465,000		7.500% due 4/15/13	1,432,037
1,110,000		8.000% due 5/15/17	1,101,675
995,000		Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	1,062,162
2,525,000		OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (a)	2,543,937
		Pemex Project Funding Master Trust:
1,846,000		6.125% due 8/15/08	1,863,906
245,000		6.994% due 6/15/10 (a)(g)	249,288
142,000		6.994% due 6/15/10 (a)(g)	145,202
230,000		6.625% due 6/15/35 (a)	247,020
689,000		Bonds, 6.625% due 6/15/35	737,402
908,000		Senior Notes, 6.180% due 12/3/12 (a)(g)	910,951
1,705,000		Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	1,817,956
		Petroplus Finance Ltd.:
1,500,000		6.750% due 5/1/14 (a)	1,432,500
2,250,000		Senior Note, 7.000% due 5/1/17 (a)	2,126,250
		Petrozuata Finance Inc.:
4,276,000		8.220% due 4/1/17 (a)	4,297,380
268,000		8.220% due 4/1/17 (a)	269,340
1,130,000		Pogo Producing Co., Senior Subordinated Notes, 7.875% due 5/1/13	1,158,250
5,665,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	5,466,725
160,000		SESI LLC, Senior Notes, 6.875% due 6/1/14	156,000
3,000,000		Stallion Oilfield Services, 9.626% due 7/31/12 (g)	2,955,000
230,000		TNK-BP Finance SA, 6.625% due 3/20/17 (a)	210,738
2,275,000		W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	2,218,125
		Whiting Petroleum Corp., Senior Subordinated Notes:
2,550,000		7.250% due 5/1/12	2,530,875
1,975,000		7.000% due 2/1/14	1,952,781
		Williams Cos. Inc.:
90,000		Debentures, 7.500% due 1/15/31	95,400

See Notes to Financial Statements.

12	Western Asset High Income Fund II Inc. 2007 Semi-Annual Report

Schedule of Investments (October 31, 2007) (unaudited) (continued)

Face Amount†	Security	Value
Oil, Gas & Consumable Fuels — 9.5% (continued)
	Notes:
3,650,000	7.875% due 9/1/21	$4,033,250
5,225,000	8.750% due 3/15/32	6,113,250
3,700,000	Senior Notes, 7.625% due 7/15/19	4,033,000
	Total Oil, Gas & Consumable Fuels	115,992,714
Paper & Forest Products — 2.0%
	Abitibi-Consolidated Co. of Canada:
700,000	Notes, 7.750% due 6/15/11	584,500
	Senior Notes:
2,845,000	6.000% due 6/20/13	2,105,300
2,550,000	8.375% due 4/1/15	1,989,000
	Abitibi-Consolidated Inc.:
1,750,000	Debentures, 7.400% due 4/1/18	1,242,500
1,335,000	Notes, 8.550% due 8/1/10	1,191,488
	Appleton Papers Inc.:
3,895,000	Senior Notes, 8.125% due 6/15/11	3,885,262
4,685,000	Senior Subordinated Notes, 9.750% due 6/15/14	4,685,000
	NewPage Corp.:
5,690,000	Senior Secured Notes, 11.606% due 5/1/12 (g)	6,159,425
1,170,000	Senior Subordinated Notes, 12.000% due 5/1/13	1,269,450
1,535,000	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	1,496,625
	Total Paper & Forest Products	24,608,550
Pharmaceuticals — 0.7%
10,855,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (f)	9,145,338
Real Estate Investment Trusts (REITs) — 0.8%
130,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	128,375
	Host Marriott LP, Senior Notes:
2,500,000	7.125% due 11/1/13	2,550,000
1,860,000	6.375% due 3/15/15	1,846,050
920,000	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	588,800
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
1,245,000	6.500% due 6/1/16	1,235,662
3,105,000	6.750% due 4/1/17	3,120,525
	Total Real Estate Investment Trusts (REITs)	9,469,412
Real Estate Management & Development — 0.7%
2,180,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	1,635,000
9,270,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (a)	6,790,275
	Total Real Estate Management & Development	8,425,275
Road & Rail — 1.7%
6,090,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	6,485,850

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2007 Semi-Annual Report	13

Schedule of Investments (October 31, 2007) (unaudited) (continued)

Face Amount†	Security	Value
Road & Rail — 1.7% (continued)
	Hertz Corp.:
3,930,000	Senior Notes, 8.875% due 1/1/14	$4,067,550
7,905,000	Senior Subordinated Notes, 10.500% due 1/1/16 (f)	8,537,400
	Kansas City Southern de Mexico, Senior Notes:
910,000	7.625% due 12/1/13 (a)	930,475
125,000	7.375% due 3/1/14 (a)	125,312
820,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	834,350
	Total Road & Rail	20,980,937
Semiconductors & Semiconductor Equipment — 0.2%
2,195,000	Freescale Semiconductor Inc., 8.875% due 12/15/14	2,087,994
Software — 0.2%
2,960,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	2,715,800
Specialty Retail — 0.8%
	AutoNation Inc., Senior Notes:
850,000	7.243% due 4/15/13 (g)	835,125
830,000	7.000% due 4/15/14	807,175
4,005,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	3,624,525
1,995,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	2,119,687
2,410,000	Michaels Stores Inc., 10.000% due 11/1/14	2,440,125
	Total Specialty Retail	9,826,637
Textiles, Apparel & Luxury Goods — 0.3%
	Levi Strauss & Co., Senior Notes:
1,320,000	9.750% due 1/15/15	1,384,350
400,000	8.875% due 4/1/16	412,000
2,950,000	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	2,396,875
	Total Textiles, Apparel & Luxury Goods	4,193,225
Tobacco — 0.4%
	Alliance One International Inc.:
875,000	8.500% due 5/15/12	875,000
3,780,000	Senior Notes, 11.000% due 5/15/12	4,063,500
	Total Tobacco	4,938,500
Trading Companies & Distributors — 1.3%
2,955,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	2,881,125
6,865,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	6,693,375
5,865,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	6,026,287
	Total Trading Companies & Distributors	15,600,787
Transportation Infrastructure — 0.5%
	Saint Acquisition Corp.:
6,585,000	Secured Notes, 12.500% due 5/15/17 (a)	4,230,863
3,520,000	Senior Secured Notes, 13.308% due 5/15/15 (a)(g)	2,261,600
	Total Transportation Infrastructure	6,492,463

See Notes to Financial Statements.

14	Western Asset High Income Fund II Inc. 2007 Semi-Annual Report

Schedule of Investments (October 31, 2007) (unaudited) (continued)

Face Amount†		Security	Value
Wireless Telecommunication Services — 2.8%
1,825,000		American Tower Corp., Senior Notes, 7.500% due 5/1/12	$1,888,875
4,860,000		MetroPCS Wireless Inc., Senior Notes, 9.250% due 11/1/14 (a)	4,847,850
4,180,000		Nextel Communications Inc., Senior Notes, 7.375% due 8/1/15	4,225,207
440,000		Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	470,096
		Rural Cellular Corp.:
1,575,000		Senior Notes, 9.875% due 2/1/10	1,649,813
2,105,000		Senior Secured Notes, 8.250% due 3/15/12	2,204,988
2,590,000		Senior Subordinated Notes, 8.621% due 6/1/13 (a)(g)	2,657,987
13,510,000		True Move Co., Ltd., 10.750% due 12/16/13 (a)	13,949,075
2,220,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16	2,303,250
		Total Wireless Telecommunication Services	34,197,141
		TOTAL CORPORATE BONDS & NOTES (Cost — $1,118,216,792)	1,104,386,922
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
1,975,400		Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(d)(e)
		(Cost — $2,001,007)	0
CONVERTIBLE BOND & NOTE — 0.1%
Airlines — 0.1%
704,459		Delta Air Lines Inc., Pass-Through Certificates, 7.379% due 5/18/10 (g) (Cost — $710,799)	711,064
SOVEREIGN BONDS — 5.6%
Argentina — 0.5%
		Republic of Argentina:
1,400,000	EUR	9.250% due 10/21/02 (e)	638,017
300,000	EUR	9.000% due 6/20/03 (e)	141,058
250,000	EUR	10.250% due 1/26/07 (e)	122,974
275,000	EUR	8.000% due 2/26/08 (e)	131,790
4,979,251	ARS	Bonds, 2.000% due 1/3/10 (g)	3,217,204
665,000		Bonds, Series VII, 7.000% due 9/12/13	597,299
97,000	EUR	GDP Linked Securities, 0.662% due 12/15/35 (g)	17,472
		Medium-Term Notes:
1,175,000	EUR	7.000% due 3/18/04 (e)	556,728
525,000	EUR	9.000% due 5/24/04 (a)(e)	247,801
600,000	EUR	8.125% due 10/4/05 (e)	274,521
		Total Argentina	5,944,864
Brazil — 1.2%
		Brazil Nota do Tesouro Nacional:
1,000	BRL	9.762% due 1/1/10 (g)	558
18,729,000	BRL	9.762% due 7/1/10 (f)(g)	10,407,337
2,175,000	BRL	Series B, 6.000% due 5/15/45 (g)	1,981,767

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2007 Semi-Annual Report	15

Schedule of Investments (October 31, 2007) (unaudited) (continued)

Face Amount†	Security		Value
Brazil — 1.2% (continued)
		Federative Republic of Brazil:
720,000		11.000% due 8/17/40	$967,860
		Collective Action Securities:
1,203,000		8.750% due 2/4/25	1,569,314
197,000		Notes, 8.000% due 1/15/15	220,640
		Total Brazil	15,147,476
Colombia — 0.2%
2,055,000		Republic of Colombia, 7.375% due 9/18/37	2,352,975
Ecuador — 0.2%
2,100,000		Republic of Ecuador, 10.000% due 8/15/30 (g)	2,027,550
Indonesia — 0.3%
		Republic of Indonesia:
8,077,000,000	IDR	Series FR40, 11.000% due 9/15/25	953,790
6,948,000,000	IDR	Series FR42, 10.250% due 7/15/27	770,414
11,011,000,000	IDR	Series FR43, 10.250% due 7/15/22	1,242,832
8,327,000,000	IDR	Series FR45, 9.750% due 5/15/37	887,008
		Total Indonesia	3,854,044
Mexico — 0.8%
		United Mexican States:
50,000		11.375% due 9/15/16	71,438
8,386,000		Medium-Term Notes, 6.750% due 9/27/34 (f)	9,402,802
		Total Mexico	9,474,240
Panama — 0.5%
		Republic of Panama:
1,285,000		9.625% due 2/8/11	1,452,050
350,000		7.250% due 3/15/15	383,250
4,130,000		6.700% due 1/26/36	4,398,450
		Total Panama	6,233,750
Peru — 0.0%
		Republic of Peru:
259,000		Bonds, 6.550% due 3/14/37	272,921
198,000		Global Bonds, 7.350% due 7/21/25	228,195
		Total Peru	501,116
Russia — 0.0%
244,000		Russian Federation, 12.750% due 6/24/28 (a)	440,267
Turkey — 1.0%
		Republic of Turkey:
2,023,000	TRY	14.000% due 1/19/11	1,673,316
490,000		7.000% due 6/5/20	510,825
1,175,000		11.875% due 1/15/30	1,871,187
594,000		Bonds, 7.000% due 9/26/16	621,473
7,954,000		Notes, 6.875% due 3/17/36	7,904,287
		Total Turkey	12,581,088

See Notes to Financial Statements.

16	Western Asset High Income Fund II Inc. 2007 Semi-Annual Report

Schedule of Investments (October 31, 2007) (unaudited) (continued)

Face Amount†	Security	Value
Uruguay — 0.1%
1,026,307	Oriental Republic of Uruguay, Bonds, 7.625% due 3/21/36	$1,152,030
Venezuela — 0.8%
	Bolivarian Republic of Venezuela:
273,000	8.500% due 10/8/14	281,054
8,258,000	5.750% due 2/26/16	7,143,170
241,000	7.650% due 4/21/25	229,251
	Collective Action Securities:
1,164,000	9.375% due 1/13/34	1,283,892
183,000	Notes, 10.750% due 9/19/13	205,326
	Total Venezuela	9,142,693
	TOTAL SOVEREIGN BONDS (Cost — $65,399,393)	68,852,093
U.S. GOVERNMENT & AGENCY OBLIGATION — 0.2%
U.S. Government Agency — 0.2%
2,000,000	Federal National Mortgage Association (FNMA), 5.625% due 11/15/21 (Cost — $2,005,773)	2,004,016
COLLATERALIZED SENIOR LOANS — 1.9%
Containers & Packaging — 0.4%
5,026,500	Berry Plastics Corp., Senior Term Loan, 12.244% due 6/15/14 (g)	4,624,380
Diversified Telecommunication Services — 0.4%
5,000,000	Univision Communications Inc., Term Loan B, 7.610% due 9/15/14 (g)	4,746,875
Oil, Gas & Consumable Fuels — 0.8%
2,107,592	Ashmore Energy International Term Loan, 8.360% due 3/30/14 (g)	2,065,440
279,613	Ashmore Energy International, Synthetic Revolving Credit Facility, 5.098% due 3/30/14 (g)	274,021
7,500,000	SandRidge Energy, Term Loan, 8.625% due 4/1/15 (g)	7,406,250
	Total Oil, Gas & Consumable Fuels	9,745,711
Paper & Forest Products — 0.2%
2,500,000	Verso Paper Holdings Term Loan, 11.606% due 2/1/12 (g)	2,443,750
Trading Companies & Distributors — 0.1%
2,000,000	Penhall International Corp., Term Loan, 12.824% due 4/1/12 (g)	2,040,000
	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $24,025,916)	23,600,716

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2007 Semi-Annual Report	17

Schedule of Investments (October 31, 2007) (unaudited) (continued)

Shares	Security	Value
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
10,685,938	Home Interiors & Gifts Inc. (c)(d)*	$106,860
52,472	Mattress Discounters Corp. (c)(d)*	0
	TOTAL CONSUMER DISCRETIONARY	106,860
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
3,784	Imperial Sugar Co.	97,589
	TOTAL COMMON STOCKS (Cost — $7,846,354)	204,449
ESCROWED SHARES — 0.0%
2,025,000	Pillowtex Corp. (c)(d)(e)* (Cost — $0)	0
PREFERRED STOCKS — 0.2%
CONSUMER DISCRETIONARY — 0.1%
Automobiles — 0.1%
	Ford Motor Co.:
65,000	7.400%	1,106,300
1,800	8.000%	34,200
1,800	Series F, 7.550%	32,580
	Total Automobiles	1,173,080
Media — 0.0%
8	ION Media Networks Inc., Series B, 12.000%	45,375
	TOTAL CONSUMER DISCRETIONARY	1,218,455
FINANCIALS — 0.1%
Diversified Financial Services — 0.1%
	Preferred Plus:
12,100	Series FRD-1, 7.400%	205,700
8,200	Series FMC1 Trust, Senior Debentures, Series LMG-3, 8.250%	173,020
44,100	Saturns, Series F 2003-5, 8.125%	829,962
	TCR Holdings Corp.,
17,552	Class B Shares (c)(d)*	17
9,654	Class C Shares (c)(d)*	10
25,451	Class D Shares (c)(d)*	25
52,657	Class E Shares (c)(d)*	53
	TOTAL FINANCIALS	1,208,787
	TOTAL PREFERRED STOCKS (Cost — $2,387,505)	2,427,242

See Notes to Financial Statements.

18	Western Asset High Income Fund II Inc. 2007 Semi-Annual Report

Schedule of Investments (October 31, 2007) (unaudited) (continued)

Warrants		Security	Value
WARRANTS — 0.1%
18,500		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20*	$693,750
3,500		Brown Jordan International Inc., Expires 8/15/07*‡	31
31,517,970		ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (c)(d)*	32
2,750		Leap Wireless International Inc., Expires 4/15/10(c)(d)*	0
3,500		Mattress Discounters Co., Expires 7/15/07(c)(d)*‡	0
13,614		Pillowtex Corp., Expires 11/24/09(c)(d)*	0
		TOTAL WARRANTS (Cost — $259,089)	693,813

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,222,852,628)	1,202,880,315

Face Amount†
SHORT-TERM INVESTMENTS — 1.5%
Sovereign Bonds — 1.5%
		Bank Negara Malaysia Monetary Notes:
4,491,000	MYR	Series 0207, 3.569% due 2/14/08	1,332,622
6,600,000	MYR	Series 2307, zero coupon bond to yield 3.487% due 1/17/08	1,963,772
3,379,000	MYR	Series 3007, zero coupon bond to yield 3.490% due 11/6/07	1,012,712
		Egypt Treasury Bills:
33,275,000	EGP	Zero coupon bond to yield 9.680% due 11/6/07	6,023,515
43,825,000	EGP	Zero coupon bond to yield, 7.080% due 10/28/08	7,385,158
		TOTAL SOVEREIGN BONDS (Cost — $17,357,170)	17,717,779

U.S. Government Agency — 0.0%
25,000		Federal National Mortgage Association (FNMA), Discount Notes, 4.365% due 3/17/08 (h) (Cost — $24,592)	24,600
Repurchase Agreement — 0.0%
17,000

Morgan Stanley tri-party repurchase agreement dated 10/31/07,
4.800% due 11/1/07; Proceeds at maturity — $17,002;
(Fully collateralized by various U.S. government agency obligations,
0.00% due 1/30/08 to 6/13/33; Market value — $735,155)

		(Cost — $17,000)	17,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $17,398,762)	17,759,379

		TOTAL INVESTMENTS — 100.0% (Cost — $1,240,251,390#)	$1,220,639,694

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2007 Semi-Annual Report	19

Schedule of Investments (October 31, 2007) (unaudited) (continued)

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Illiquid security.
(d)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).
(e)	Security is currently in default.
(f)	All or a portion of this security is segregated for open futures contracts, extended settlements and reverse repurchase agreements.
(g)	Variable rate security. Interest rate disclosed is that which is in effect at October 31, 2007.
(h)	Rate shown represents yield-to-maturity.
‡	Exercised warrants disclosed in the Schedule of Investments pending final determination from the agent.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	ARS	–	Argentine Peso
	BRL	–	Brazilian Real
	EGP	–	Egyptian Pound
	EUR	–	Euro
	GDP	–	Gross Domestic Product
	IDR	–	Indonesian Rupiah
	MYR	–	Malaysian Ringgit
	OJSC	–	Open Joint Stock Company
	RUB	–	Russian Ruble
	TRY	–	Turkish Lira

See Notes to Financial Statements.

20	Western Asset High Income Fund II Inc. 2007 Semi-Annual Report

Statement of Assets and Liabilities (October 31, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $1,240,251,390)	$1,220,639,694
Foreign currency, at value (Cost — $754,480)	813,813
Cash	599,594
Dividends and interest receivable	26,729,233
Receivable for securities sold	13,645,339
Receivable from broker — variation margin on open futures contracts	12,813
Prepaid expenses	77,127
Total Assets	1,262,517,613
LIABILITIES:
Loan payable (Note 4)	225,000,000
Payable for open reverse repurchase agreement	103,579,847
Payable for securities purchased	20,407,914
Interest payable (Note 4)	1,411,798
Investment management fee payable	838,815
Accrued expenses	25,365
Total Liabilities	351,263,739
Total Net Assets	$911,253,874

NET ASSETS:
Par value ($0.001 par value; 77,614,787 shares issued and outstanding; 100,000,000 shares authorized)	$77,615
Paid-in capital in excess of par value	1,041,434,075
Undistributed net investment income	7,127,184
Accumulated net realized loss on investments and foreign currency transactions	(117,879,315)
Net unrealized depreciation on investments, futures contracts and foreign currencies	(19,505,685)
Total Net Assets	$911,253,874
Shares Outstanding	77,614,787
Net Asset Value	$11.74

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2007 Semi-Annual Report	21

Statement of Operations (For the six months ended October 31, 2007) (unaudited)

INVESTMENT INCOME:
Interest	$50,829,897
Dividends	226,686
Less: Foreign taxes withheld	(7,576)
Total Investment Income	51,049,007
EXPENSES:
Interest expense (Notes 3 and 4)	7,649,777
Investment management fee (Note 2)	4,788,786
Commitment fees (Note 4)	117,351
Shareholder reports	81,593
Directors’ fees	52,178
Legal fees	38,972
Custody fees	35,614
Audit and tax	31,172
Stock exchange listing fees	28,888
Transfer agent fees	13,031
Insurance	10,267
Miscellaneous expenses	11,594
Total Expenses	12,859,223
Net Investment Income	38,189,784
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Loss From:
Investment transactions	(3,097,333)
Foreign currency transactions	(51,704)
Net Realized Loss	(3,149,037)
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(47,960,033)
Futures contracts	6,463
Foreign currencies	91,141
Change in Net Unrealized Appreciation/Depreciation	(47,862,429)
Net Loss on Investments, Futures Contracts and Foreign Currency Transactions	(51,011,466)
Decrease in Net Assets From Operations	$ (12,821,682)

See Notes to Financial Statements.

22	Western Asset High Income Fund II Inc. 2007 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended October 31, 2007 (unaudited)
and the year ended April 30, 2007

	October 31	April 30
OPERATIONS:
Net investment income	$38,189,784	$69,783,200
Net realized gain (loss)	(3,149,037)	25,847,494
Change in net unrealized appreciation/depreciation	(47,862,429)	22,252,936
Increase from payment by affiliate	—	21,963
Increase (Decrease) in Net Assets From Operations	(12,821,682)	117,905,593
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(36,478,950)	(68,689,087)
Decrease in Net Assets From Distributions to Shareholders	(36,478,950)	(68,689,087)
Increase (Decrease) in Net Assets	(49,300,632)	49,216,506
NET ASSETS:
Beginning of period	960,554,506	911,338,000
End of period*	$911,253,874	$960,554,506

* Includes undistributed net investment income of:	$7,127,184	$5,416,350

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2007 Semi-Annual Report	23

Statement of Cash Flows (For the six months ended October 31, 2007) (unaudited)

CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Interest and dividends received	$44,814,341
Operating expenses paid	(5,121,591)
Net sales of short-term investments	22,148,613
Realized loss on foreign currency transactions	(51,704)
Net change in unrealized appreciation on futures contracts	6,463
Net change in unrealized appreciation on foreign currencies	52,374
Purchases of long-term investments	(447,549,684)
Proceeds from disposition of long-term investments	299,670,182
Change in receivable from broker — variation margin	(12,813)
Interest paid	(7,585,381)
Net Cash Flows Used By Operating Activities	(93,629,200)
CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
Cash distributions paid on Common Stock	(36,478,950)
Proceeds from loan	100,000,000
Proceeds from reverse repurchase agreements	30,468,833
Net Cash Flows Provided By Financing Activities	93,989,883
Net Increase in Cash	360,683
Cash, Beginning of period	1,052,724
Cash, End of period	$1,413,407
RECONCILIATION OF DECREASE IN NET ASSETS FROM OPERATIONS TO NET CASH FLOWS PROVIDED (USED) BY OPERATING ACTIVITIES:
Decrease in Net Assets From Operations	$(12,821,682)
Accretion of discount on investments	(3,256,390)
Amortization of premium on investments	802,271
Increase in investments, at value	(68,413,828)
Increase in payable for securities purchased	1,595,111
Increase in interest and dividends receivable	(3,780,547)
Increase in receivable for securities sold	(7,893,573)
Increase in receivable from broker — variation margin	(12,813)
Increase in prepaid expenses	(19,147)
Increase in interest payable	181,747
Decrease in accrued expenses	(10,349)
Total Adjustments	(80,807,518)
Net Cash Flows Used By Operating Activities	$(93,629,200)

See Notes to Financial Statements.

24	Western Asset High Income Fund II Inc. 2007 Semi-Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

	2007(1)(2)		2007(2)		2006	2005(2)	2004	2003
Net Asset Value, Beginning of Period	$12.38		$11.74		$11.10	$11.03	$10.42	$10.48
Income (Loss) From Operations:
Net investment income	0.49		0.90		0.92	1.02	1.12	1.18
Net realized and unrealized gain (loss)	(0.66)		0.63		0.63	0.27	0.85	0.12
Total Income (Loss) From Operations	(0.17)		1.53		1.55	1.29	1.97	1.30
Less Distributions From:
Net investment income	(0.47)		(0.89)		(0.91)	(1.22)	(1.38)	(1.16)
Return of capital	—		—		—	—	—	(0.22)
Total Distributions	(0.47)		(0.89)		(0.91)	(1.22)	(1.38)	(1.38)
Increase in Net Asset Value Due to Shares Issued on Reinvestment of Distributions	—		—		—	—	0.02	0.02
Net Asset Value, End of Period	$11.74		$12.38		$11.74	$11.10	$11.03	$10.42
Market Price, End of Period	$10.38		$11.61		$10.04	$11.14	$11.75	$11.65
Total Return, Based on NAV(3)(4)	(1.34)%		13.58	%(5)	14.43%	12.13%	19.99%	15.58%
Total Return, Based on Market Price(4)	(6.61)%		25.58%		(1.58)%	5.39%	13.51%	15.00%
Net Assets, End of Period (000s)	$911,254		$960,555		$911,338	$861,635	$839,022	$771,566
Ratios to Average Net Assets:
Gross expenses	2.78	%(6)	1.96%		2.31%	2.69%	2.17%	2.49%
Gross expenses, excluding interest expense	1.10	(6)	1.01		1.21	1.67	1.57	1.63
Net expenses	2.78	(6)	1.96		2.30 (7)	2.69	2.17	2.49
Net expenses, excluding interest expense	1.10	(6)	1.01		1.20 (7)	1.67	1.57	1.63
Net investment income	8.25	(6)	7.55		7.94	8.99	10.18	12.64
Portfolio Turnover Rate	27%		90%		55%	54%	50%	87%
Supplemental Data:
Loans Outstanding, End of Period (000s)	$225,000		$125,000		$125,000	$300,000	$300,000	$300,000
Asset Coverage for Loan Outstanding	505%		868%		829%	387%	380%	357%
Weighted Average Loan (000s)	$182,609		$125,000		$203,630	$300,000	$300,000	$300,000
Weighted Average Interest Rate on Loans	5.749%		5.56%		4.21%	2.44%	1.64%	2.15%

(1)	For the six months ended October 31, 2007 (unaudited).
(2)	Per share amounts have been calculated using the average shares method.
(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	The prior investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, the total return would not have changed.
(6)	Annualized.
(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset High Income Fund II Inc. 2007 Semi-Annual Report	25

Notes to Financial Statements (unaudited)

1.  Organization and Significant Accounting Policies

Western Asset High Income Fund II Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into a reverse repurchase agreement in which the Fund sells a portfolio security at a specified price with an agreement to purchase the same or substantially the same security from the same counterparty at a fixed or determinable price at a future date. When entering into reverse repurchase agreements, the Fund’s custodian delivers to the counterparty liquid assets, the market value of which, at the inception of the transaction, at least equals the repurchase price

26	Western Asset High Income Fund II Inc. 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Financial Futures Contracts. The Fund may enter into financial futures contracts typically, but not necessarily, to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as” variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(f) Cash Flow Information. The Fund invests in securities and distributes dividends from net investment income and net realized gains, which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments are presented in the Statement of Cash Flows.

(g) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected

Western Asset High Income Fund II Inc. 2007 Semi-Annual Report	27

Notes to Financial Statements (unaudited) (continued)

interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(i) Distributions to Shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(j) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

28	Western Asset High Income Fund II Inc. 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2.  Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly at an annual rate of 0.80% of the Fund’s average weekly net assets plus the proceeds of any outstanding borrowings used for leverage.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA has delegated to the subadvisers the day-to-day portfolio management of the Fund. Western Asset Limited provides certain advisory services to the Fund relating to currency transactions and investment in non-U.S. dollar denominated securities. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund. In turn, Western Asset pays Western Asset Limited a subadvisory fee of 0.30% on assets managed by Western Asset Limited.

During periods in which the Fund utilizes financial leverage, the fees which are payable to the investment manager as a percentage of the Fund’s assets will be higher than if the Fund did not utilize leverage because the fees are calculated as a percentage of the Fund’s assets, including those investments purchased with leverage.

Certain officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

3.  Investments

During the six months ended October 31, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

		U.S. Government &
	Investments	Agency Obligations
Purchases	$438,392,622	$10,752,173
Sales	299,080,480	8,671,541

At October 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$28,643,210
Gross unrealized depreciation	(48,254,906)
Net unrealized depreciation	$(19,611,696)

Western Asset High Income Fund II Inc. 2007 Semi-Annual Report	29

Notes to Financial Statements (unaudited) (continued)

At October 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Sell:
U.S. Treasury 10 Year Notes	20	12/07	$2,206,775	$2,200,312	$6,463

Transactions in reverse repurchase agreements for the Fund during the six months ended October 31, 2007 were as follows:

Average Daily Balance*	Weighted Average Interest Rate*	Maximum Amount Outstanding
$89,797,602	5.232%	$107,084,410

*  Average based on the number of days that the Fund had reverse repurchase agreements outstanding.

Interest rates on reverse repurchase agreements ranged from 1.000% to 5.850% during the six months ended October 31, 2007. Interest expense incurred on reverse repurchase agreements totaled $2,401,269.

At October 31, 2007, the Fund had the following open reverse repurchase agreements:

Face Amount	Security	Value
$4,864,974	Reverse Repurchase Agreement with Credit Suisse, dated 9/21/07 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $5,260,000 ATF Capital BV, 9.250% due 2/21/14; Market value (including accrued interest) — $5,526,145.	$4,864,974

4,228,080	Reverse Repurchase Agreement with Credit Suisse, dated 9/21/07 bearing 5.050% to be repurchased at an amount and date to be determined, collateralized by: $4,740,000 Axtel Sab de CV, 7.625% due 2/1/17; Market value (including accrued interest) — $4,889,606.	4,228,080

496,220	Reverse Repurchase Agreement with Credit Suisse, dated 10/15/07 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $430,000 Federative Republic of Brazil, 11.000% due 8/17/40; Market value (including accrued interest) — $587,796.	496,220

1,153,300	Reverse Repurchase Agreement with Credit Suisse, dated 9/21/07 bearing 5.050% to be repurchased at an amount and date to be determined, collateralized by: $1,000,000 Federative Republic of Brazil, 8.750% due 2/4/25; Market value (including accrued interest) — $1,325,662.	1,153,300

2,017,200	Reverse Repurchase Agreement with Credit Suisse, dated 10/30/07 bearing 4.800% to be repurchased at an amount and date to be determined, collateralized by: $2,000,000 Republic of Colombia 7.375% due 9/18/37; Market value (including accrued interest) — $2,307,830.	2,017,200

30	Western Asset High Income Fund II Inc. 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Face Amount	Security	Value
$2,630,880	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/31/07 bearing 5.150% to be repurchased at an amount and date to be determined, collateralized by: $2,880,000 EEB International Ltd., 8.750% due 10/31/14; Market value (including accrued interest) — $2,981,488.	$2,630,880

1,996,985	Reverse Repurchase Agreement with Credit Suisse, dated 10/31/07 bearing 5.150% to be repurchased at an amount and date to be determined, collateralized by: $2,302,000 GTL Trade Finance Inc., 7.250% due 10/20/17; Market value (including accrued interest) — $2,339,984.	1,996,985

790,851	Reverse Repurchase Agreement with Credit Suisse, dated 10/15/07 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $873,000 Gaz Cap SA Luxembourg, 6.212% due 11/22/16; Market value (including accrued interest) — $886,981.	790,851

1,765,575	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 9/21/07 bearing 4.900% to be repurchased at an amount and date to be determined, collateralized by: $1,770,000 Gaz Cap SA Luxembourg, 6.510% due 3/7/22; Market value (including accrued interest) — $1,756,436.	1,765,575

1,803,848	Reverse Repurchase Agreement with Credit Suisse, dated 9/21/07 bearing 5.050% to be repurchased at an amount and date to be determined, collateralized by: $2,419,000 Globo Communicacoes Part, 7.250% due 4/26/22; Market value (including accrued interest) — $2,409,780.	1,803,848

3,910,790	Reverse Repurchase Agreement with Credit Suisse, dated 9/21/07 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $4,490,000 HSBK Europe BV, 7.250% due 5/3/17; Market value (including accrued interest) — $4,378,450.	3,910,790

1,008,936	Reverse Repurchase Agreement with Credit Suisse, dated 9/21/07 bearing 5.100% to be repurchased at an amount and date to be determined, collateralized by: $1,174,000 ICICI Bank Ltd., 6.375% due 4/30/22; Market value (including accrued interest) — $1,126,339.	1,008,936

1,118,480	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/30/07 bearing 5.150% to be repurchased at an amount and date to be determined, collateralized by: $1,240,000 Odebrecht Finance Ltd., 7.500% due 10/18/17; Market value (including accrued interest) — $1,246,657.	1,118,480

1,342,568	Reverse Repurchase Agreement with Credit Suisse, dated 9/21/07 bearing 4.900% to be repurchased at an amount and date to be determined, collateralized by: $1,285,000 Republic of Panama 9.625% due 2/8/11; Market value (including accrued interest — $1,480,618.	1,342,568

350,000	Reverse Repurchase Agreement with Credit Suisse, dated 10/15/07 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $350,000 Republic of Panama, 7.250% due 3/15/15; Market value (including accrued interest) — $386,526.	350,000

1,267,068	Reverse Repurchase Agreement with Credit Suisse, dated 9/21/07 bearing 4.900% to be repurchased at an amount and date to be determined, collateralized by: $1,320,000 Republic of Panama 6.700% due 1/26/36; Market value (including accrued interest) — $1,429,254.	1,267,068

Western Asset High Income Fund II Inc. 2007 Semi-Annual Report	31

Notes to Financial Statements (unaudited) (continued)

Face Amount	Security	Value
$2,728,510	Reverse Repurchase Agreement with Credit Suisse, dated 10/15/07 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $2,810,000 Republic of Panama, 6.700% due 1/26/36; Market value (including accrued interest) — $3,042,579.	$2,728,510

1,565,180	Reverse Repurchase Agreement with Credit Suisse, dated 9/21/07 bearing 5.050% to be repurchased at an amount and date to be determined, collateralized by: $1,654,000 RSHB Capital SA, 7.175% due 5/16/13; Market value (including accrued interest) — $1,764,571.	1,565,180

908,144	Reverse Repurchase Agreement with Credit Suisse, dated 10/15/07 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $1,055,000 RSHB Capital SA, 6.299% due 5/15/17; Market value (including accrued interest) — $1,033,028.	908,144

1,100,715	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 9/21/07 bearing 4.850% to be repurchased at an amount and date to be determined, collateralized by: $1,026,308 Republic Oriental Del Uruguay, 7.625% due 3/21/36; Market value (including accrued interest) — $1,160,845.	1,100,715

1,230,576	Reverse Repurchase Agreement with Credit Suisse, dated 10/15/07 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $1,240,000 Kansas City Southern de Mexico, 9.375% due 5/1/12; Market value (including accrued interest) — $1,378,725.	1,230,576

1,227,808	Reverse Repurchase Agreement with Credit Suisse, dated 9/21/07 bearing 5.100% to be repurchased at an amount and date to be determined, collateralized by: $1,360,000 TNK-BP Finance SA. 7.500% due 7/18/16; Market value (including accrued interest) — $1,358,780.	1,227,808

9,752,730	Reverse Repurchase Agreement with Credit Suisse, dated 9/21/07 bearing 5.100% to be repurchased at an amount and date to be determined, collateralized by: $11,050,000 True Move Co., Ltd., 10.750% due 12/16/13; Market value (including accrued interest) — $11,857,060.	9,752,730

2,082,936	Reverse Repurchase Agreement with Credit Suisse, dated 9/21/07 bearing 5.100% to be repurchased at an amount and date to be determined, collateralized by: $2,360,000 True Move Co. Ltd., 10.750% due 12/16/13; Market value (including accrued interest) — $2,532,368.	2,082,936

2,502,323	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 9/21/07 bearing 4.850% to be repurchased at an amount and date to be determined, collateralized by: $2,785,000 Turanalem Finance BV Global, 8.250% due 1/22/37; Market value (including accrued interest) — $2,632,847.	2,502,323

1,688,945	Reverse Repurchase Agreement with Credit Suisse, dated 10/26/07 bearing 4.500% to be repurchased at an amount and date to be determined, collateralized by: $1,175,000 Republic of Turkey, 11.875% due 1/15/30; Market value (including accrued interest) — $1,912,516.	1,688,945

462,168	Reverse Repurchase Agreement with Credit Suisse, dated 10/15/07 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $490,000 Republic of Turkey, 7.000% due 6/5/20; Market value (including accrued interest) — $524,789.	462,168

32	Western Asset High Income Fund II Inc. 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Face Amount	Security	Value
$6,695,677	Reverse Repurchase Agreement with Credit Suisse, dated 9/21/07 bearing 4.750% to be repurchased at an amount and date to be determined, collateralized by: $7,954,000 Republic of Turkey 6.875% due 3/17/36; Market value (including accrued interest) — $7,971,891.	$6,695,677

627,561	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 9/21/07 bearing 4.850% to be repurchased at an amount and date to be determined, collateralized by: $594,000 Republic of Turkey 7.000% due 9/26/16; Market value (including accrued interest) — $625,585.	627,561

8,096,760	Reverse Repurchase Agreement with Credit Suisse, dated 10/2/07 bearing 4.900% to be repurchased at an amount and date to be determined, collateralized by: $8,262,000 United Mexican States, 6.750% due 9/27/34; Market value (including accrued interest) — $9,317,391.	8,096,760

1,429,862	Reverse Repurchase Agreement with Credit Suisse, dated 9/21/07 bearing 5.050% to be repurchased at an amount and date to be determined, collateralized by: $1,284,000 Vale Overseas Ltd., 8.250% due 1/17/34; Market value (including accrued interest) — $1,578,309.	1,429,862

4,476,715	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 10/16/07 bearing 5.100% to be repurchased at an amount and date to be determined, collateralized by: $4,978,000 Vale Overseas Ltd., 6.875% due 11/21/36; Market value (including accrued interest) — $5,352,254.	4,476,715

1,039,103	Reverse Repurchase Agreement with Credit Suisse, dated 9/21/07 bearing 5.350% to be repurchased at an amount and date to be determined, collateralized by: $1,164,000 Bolivarian Republic of Venezuela, 9.375% due 1/13/34; Market value (including accrued interest) — $1,316,807.	1,039,103

504,469	Reverse Repurchase Agreement with Credit Suisse, dated 10/15/07 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $665,000 Republic of Argentina, 7.000% due 9/12/13; Market value (including accrued interest) — $603,694.	504,469

4,676,855	Reverse Repurchase Agreement with Credit Suisse, dated 9/21/07 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $4,850,000 Kansas City Southern de Mexico, 9.375% due 5/1/12; Market value (including accrued interest) — $5,392,594.	4,676,855

3,969,585	Reverse Repurchase Agreement with Credit Suisse, dated 9/21/07 bearing 5.350% to be repurchased at an amount and date to be determined, collateralized by: $4,246,000 Petrozuata Finance Inc., 8.220% due 4/1/17; Market value (including accrued interest) — $4,296,792.	3,969,585

322,566	Reverse Repurchase Agreement with Credit Suisse, dated 10/15/07 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $370,000 Axtel Sab de CV, 7.625% due 2/1/17; Market value (including accrued interest) — $381,678.	322,566

6,284,338	Reverse Repurchase Agreement with Credit Suisse, dated 10/1/07 bearing 4.850% to be repurchased at an amount and date to be determined, collateralized by: $8,258,000 Bolivarian Republic of Venezuela, 5.750% due 2/26/16; Market value (including accrued interest) — $7,229,621.	6,284,338

971,217	Reverse Repurchase Agreement with Credit Suisse, dated 9/21/07 bearing 5.150% to be repurchased at an amount and date to be determined, collateralized by: $1,170,000 ICICI Bank Ltd., 6.375% due 4/30/22; Market value (including accrued interest) — $1,140,683.	971,217

Western Asset High Income Fund II Inc. 2007 Semi-Annual Report	33

Notes to Financial Statements (unaudited) (continued)

Face Amount	Security	Value
$1,734,180	Reverse Repurchase Agreement with Credit Suisse, dated 9/21/07 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $2,100,000 Republic of Ecuador, 10.000% due 8/15/30; Market value (including accrued interest) — $2,072,061.	$1,734,180

2,259,776	Reverse Repurchase Agreement with Credit Suisse, dated 10/15/07 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $2,480,000 AES China Generating Co., 8.250% due 6/26/10; Market value (including accrued interest) — $2,523,602.	2,259,776

2,135,862	Reverse Repurchase Agreement with Credit Suisse, dated 10/15/07 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $2,220,000 UBS Luxembourg SA, 8.250% due 5/23/16; Market value (including accrued interest) — $2,383,876.	2,135,862

850,059	Reverse Repurchase Agreement with Credit Suisse, dated 10/15/07 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $1,059,000 Turanalem Finance BV Global, 8.250% due 1/22/37; Market value (including accrued interest) — $985,258.	850,059

1,509,472	Reverse Repurchase Agreement with Credit Suisse, dated 10/15/07 bearing 5.250% to be repurchased at an amount and date to be determined, collateralized by: $1,720,000 Lukoil International Finance BV, 6.356% due 6/7/17; Market value (including accrued interest) — $1,710,239.	1,509,472
	Total Reverse Repurchase Agreements (Proceeds — $103,579,847)	$103,579,847

4.  Loan

At October 31, 2007, the Fund had a $225,000,000 credit line available pursuant to a revolving credit and security agreement dated as of December 21, 2006 (“Agreement”), with CIESCO, LLC and Citibank, N.A. (“Citibank”). Citibank acts as administrative agent and secondary lender. Also, as of October 31, 2007, the Fund had a $225,000,000 loan outstanding pursuant to the Agreement. The loan generally bears interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR, plus any applicable margin. In addition, the Fund pays a commitment fee on the total amount of the loan available, whether used or unused. For the six months ended October 31, 2007, the Fund paid $117,351 in commitment fees. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowings outstanding and any additional expenses. For the six months ended October 31, 2007, based on the number of days during the reporting period that the Fund had a loan balance outstanding, the average loan balance was $182,608,696 and the weighted average interest rate was 5.749%. Total interest expense on the loan for the period was $5,248,508.

5.  Capital Loss Carryforward

As of April 30, 2007, the Fund had a net capital loss carryforward of approximately $112,923,726, of which $35,792,543 expires in 2010 and $77,131,183 expires in 2011. These amounts will be available to offset any future taxable capital gains.

34	Western Asset High Income Fund II Inc. 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

7.  Other Matters

As previously disclosed, on September 16, 2005, the staff of the Securities and Exchange Commission (“SEC”) informed Salomon Brothers Asset Management Inc. (“SBAM”) the former investment adviser and administrator to various closed-end funds, including the Fund, that the staff was considering recommending administrative proceedings against SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). On September 27, 2007, SBAM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure by Salomon Brothers High Income Fund II, the name of the Fund prior to October 9, 2006, of the sources of distributions paid by the Funds between 2001 and 2003. SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Fund or its current investment adviser. Smith Barney Fund Management LLC., an affiliate of SBAM, consented to a similar order by the SEC.

8.  Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was May 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

Western Asset High Income Fund II Inc. 2007 Semi-Annual Report	35

Additional Shareholder Information (unaudited)

Results of Annual Meeting of Shareholders

The Fund held its Annual Meeting of Stockholders on August 2, 2007, for the purpose of voting upon the election of Carol L. Colman, William R. Hutchinson and R. Jay Gerken as Class III Directors of the Fund, to serve until 2010 Annual Meeting of Stockholders. The following table provides information concerning the matter voted upon at the meeting.

Election of Directors

Nominees	Votes For	Votes Withheld
Carol L. Colman	66,200,657	1,163,398
William R. Hutchinson	66,286,517	1,077,538
R. Jay Gerken	66,295,751	1,068,304

At October 31, 2007, in addition to Carol L. Colman, William R. Hutchinson and R. Jay Gerken, the other Directors of the Fund were as follow:

Daniel P. Cronin

Paolo M. Cucchi

Leslie H. Gelb

Dr. Riordan Roett

Jeswald W. Salacuse

36	Western Asset High Income Fund II Inc.

Dividend Reinvestment Plan (unaudited)

Pursuant to certain rules of the Securities and Exchange Commission the following additional disclosure is provided.

Each shareholder purchasing shares of common stock (“Shares”) of Western Asset High Income Fund II Inc. (“Fund”) will be deemed to have elected to be a participant in the Dividend Reinvestment Plan (“Plan”), unless the shareholder specifically elects in writing (addressed to the Agent at the address below or to any nominee who holds Shares for the shareholder in its name) to receive all distributions in cash, paid by check, mailed directly to the record holder by or under the direction of American Stock Transfer & Trust Company as the Fund’s dividend-paying agent (“Agent”). A shareholder whose Shares are held in the name of a broker or nominee who does not provide an automatic reinvestment service may be required to take such Shares out of “street name” and register such Shares in the shareholder’s name in order to participate, otherwise dividends and distributions will be paid in cash to such shareholder by the broker or nominee. Each participant in the Plan is referred to herein as a “Participant.” The Agent will act as Agent for each Participant, and will open accounts for each Participant under the Plan in the same name as their Shares are registered.

Unless the Fund declares a distribution payable only in the form of cash, the Agent will apply all distributions in the manner set forth below.

If, on the determination date (as defined below), the market price per Share equals or exceeds the net asset value per Share on that date (such condition, a “market premium”), the Agent will receive the distribution in newly issued Shares of the Fund on behalf of Participants. If, on the determination date, the net asset value per Share exceeds the market price per Share (such condition, a “market discount”), the Agent will purchase Shares in the open market. The determination date will be the fourth New York Stock Exchange trading day (a New York Stock Exchange trading day being referred to herein as a “Trading Day”) preceding the payment date for the distribution. For purposes herein, “market price” will mean the average of the highest and lowest prices at which the Shares sell on the New York Stock Exchange on the particular date, or if there is no sale on that date, the average of the closing bid and asked quotations.

Purchases made by the Agent will be made as soon as practicable commencing on the Trading Day following the determination date and terminating no later than 30 days after the distribution payment date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law; provided, however, that such purchases will, in any event, terminate on the Trading Day prior to the “ex-dividend” date next succeeding the distribution payment date.

If (i) the Agent has not invested the full distribution amount in open market purchases by the date specified above as the date on which such purchases must terminate or (ii) a market discount shifts to a market premium during the purchase period, then the Agent will cease making open market purchases and will receive the uninvested portion of the distribution amount in newly issued Shares (x) in the case of (i) above, at the close of business on the date the Agent is required to terminate making open market purchases as specified above or (y) in the case of (ii) above, at the close of business on the date such shift occurs; but in no event prior to the payment date for the distribution.

Western Asset High Income Fund II Inc.	37

Dividend Reinvestment Plan (unaudited) (continued)

In the event that all or part of a distribution amount is to be paid in newly issued Shares, such Shares will be issued to Participants in accordance with the following formula: (i) if, on the valuation date, the net asset value per share is less than or equal to the market price per Share, then the newly issued Shares will be valued at net asset value per Share on the valuation date provided, however, that if the net asset value is less than 95% of the market price on the valuation date, then such Shares will be issued at 95% of the market price and (ii) if, on the valuation date, the net asset value per share is greater than the market price per Share, then the newly issued Shares will be issued at the market price on the valuation date. The valuation date will be the distribution payment date, except that with respect to Shares issued pursuant to the paragraph above, the valuation date will be the date such Shares are issued. If a date that would otherwise be a valuation date is not a Trading Day, the valuation date will be the next preceding Trading Day.

The open market purchases provided for above may be made on any securities exchange on which the Shares of the Fund are traded, in the over-the-counter market or in negotiated transactions, and may be on such terms as to price, delivery and otherwise as the Agent shall determine. Funds held by the Agent uninvested will not bear interest, and it is understood that, in any event, the Agent shall have no liability in connection with any inability to purchase Shares within the time periods herein provided, or with the timing of any purchases effected. The Agent shall have no responsibility as to the value of the Shares acquired for the Participant’s account. The Agent may commingle amounts of all Participants to be used for open market purchases of Shares and the price per Share allocable to each Participant in connection with such purchases shall be the average price (including brokerage commissions) of all Shares purchased by the Agent.

The Agent will maintain all Participant accounts in the Plan and will furnish written confirmations of all transactions in each account, including information needed by Participants for personal and tax records. The Agent will hold Shares acquired pursuant to the Plan in noncertificated form in the Participant’s name or that of its nominee, and each Participant’s proxy will include those Shares purchased pursuant to the Plan. The Agent will forward to Participants any proxy solicitation material and will vote any Shares so held for Participants only in accordance with the proxy returned by Participants to the Fund. Upon written request, the Agent will deliver to Participants, without charge, a certificate or certificates for the full Shares.

The Agent will confirm to Participants each acquisition made for their respective accounts as soon as practicable but not later than 60 days after the date thereof. Although Participants may from time to time have an undivided fractional interest (computed to three decimal places) in a Share of the Fund, no certificates for fractional shares will be issued. Distributions on fractional shares will be credited to each Participant’s account. In the event of termination of a Participant’s account under the Plan, the Agent will adjust for any such undivided fractional interest in cash at the market value of the Fund’s Shares at the time of termination less the pro rata expense of any sale required to make such an adjustment.

Any share dividends or split shares distributed by the Fund on Shares held by the Agent for Participants will be credited to their respective accounts. In the event that the Fund makes available to Participants rights to purchase additional Shares or other securities, the Shares held for Participants under the Plan will be added to other Shares held by the Participants in calculating the number of rights to be issued to Participants.

38	Western Asset High Income Fund II Inc.

Dividend Reinvestment Plan (unaudited) (continued)

The Agent’s service fee for handling distributions will be paid by the Fund. Participants will be charged a pro rata share of brokerage commissions on all open market purchases.

Participants may terminate their accounts under the Plan by notifying the Agent in writing. Such termination will be effective immediately if notice is received by the Agent not less than ten days prior to any distribution record date; otherwise such termination will be effective on the first Trading Day after the payment due for such distribution with respect to any subsequent distribution. The Plan may be amended or terminated by the Fund as applied to any distribution paid subsequent to written notice of the change or termination sent to Participants at least 30 days prior to the record date for the distribution. The Plan may be amended or terminated by the Agent, with the Fund’s prior written consent, on at least 30 days’ written notice to Plan Participants. Notwithstanding the preceding two sentences, the Agent or the Fund may amend or supplement the Plan at any time or times when necessary or appropriate to comply with applicable law or rules or policies of the Securities and Exchange Commission or any other regulatory authority. Upon any termination, the Agent will cause a certificate or certificates for the full Shares held by each Participant under the Plan and cash adjustment for any fraction to be delivered to each Participant without charge. If the Participant elects by notice to the Agent in writing in advance of such termination to have the Agent sell part or all of a Participant’s Shares and remit the proceeds to Participant, the Agent is authorized to deduct a $2.50 fee plus brokerage commission for this transaction from the proceeds.

Any amendment or supplement shall be deemed to be accepted by each Participant unless, prior to the effective date thereof, the Agent receives written notice of the termination of the Participant’s account under the Plan. Any such amendment may include an appointment by the Agent in its place and stead of a successor Agent under these terms and conditions, with full power and authority to perform all or any of the acts to be performed by the Agent under these terms and conditions. Upon any such appointment of an Agent for the purpose of receiving distributions, the Fund will be authorized to pay to such successor Agent, for each Participant’s account, all distributions payable on Shares of the Fund held in each Participant’s name or under the Plan for retention or application by such successor Agent as provided in these terms and conditions.

In the case of Participants, such as banks, broker-dealers or other nominees, which hold Shares for others who are beneficial owners (“Nominee Holders”), the Agent will administer the Plan on the basis of the number of Shares certified from time to time by each Nominee Holder as representing the total amount registered in the Nominee Holder’s name and held for the account of beneficial owners who are to participate in the Plan.

The Agent shall at all times act in good faith and use its best efforts within reasonable limits to insure the accuracy of all services performed under this Agreement and to comply with applicable law, but assumes no responsibility and shall not be liable for loss or damage due to errors unless such error is caused by its negligence, bad faith, or willful misconduct or that of its employees.

All correspondence concerning the Plan should be directed to the Agent at 1-888-888-0151.

Western Asset High Income Fund II Inc.	39

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Western Asset High Income Fund II Inc.

DIRECTORS	WESTERN ASSET
Carol L. Colman	HIGH INCOME FUND II Inc.
Daniel P. Cronin	125 Broad Street
Paolo M. Cucchi	10th Floor, MF-2
Leslie H. Gelb	New York, New York 10004
R. Jay Gerken, CFA
Chairman	INVESTMENT MANAGER
William R. Hutchinson	Legg Mason Partners
Dr. Riordan Roett	Fund Advisor, LLC
Jeswald W. Salacuse
SUBADVISERS
OFFICERS	Western Asset Management
R. Jay Gerken, CFA	Company
President and Chief	Western Asset Management
Executive Officer	Company Limited

Kaprel Ozsolak	CUSTODIAN
Chief Financial Officer	State Street Bank and Trust
and Treasurer	Company
225 Franklin Street
Ted P. Becker	Boston, Massachusetts 02110
Chief Compliance Officer
DIVIDEND DISBURSING
Thomas C. Mandia	AND TRANSFER AGENT
Assistant Secretary	American Stock Transfer &
Trust Company
Steven Frank	59 Maiden Lane
Controller	New York, New York 10038

Albert Laskaj	INDEPENDENT
Controller	REGISTERED PUBLIC
ACCOUNTING FIRM
Robert I. Frenkel	KPMG LLP
Secretary and	345 Park Avenue
Chief Legal Officer	New York, New York 10154

LEGAL COUNSEL
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, New York 10017

NEW YORK STOCK
EXCHANGE SYMBOL
HIX

Western Asset High Income Fund II Inc.

This report is transmitted to the shareholders of Western Asset High Income Fund II Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or any securities mentioned in this report.

WESTERN ASSET High Income Fund II INC.

125 Broad Street

10th Floor, MF-2

New York, NY 10004

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase at market prices, shares of its Common Stock in the open market.

American Stock Transfer & Trust Company 59 Maiden Lane New York, New York 10038 WAS0022 12/07 SR07-461

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	Principal Accountant Fees and Services

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset High Income Fund II Inc.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Western Asset High Income Fund II Inc.

Date:	January 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Western Asset High Income Fund II Inc.

Date:	January 4, 2008

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Western Asset High Income Fund II Inc.

Date:	January 4, 2008